Land Use Rights, Net	12 Months Ended
Dec. 31, 2025
Land Use Rights, Net [Abstract]
Land use rights, net

8. Land use rights, net

The following table summarizes the components of land use right balances.

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Land use right	9,562,194	9,562,194	1,367,024
Less: accumulated amortization	(1,290,896)	(1,482,140)	(211,889)
Land use right, net	8,271,298	8,080,054	1,155,135

Amortization expenses of land use right for the years ended December 31, 2023, 2024 and 2025 amounted to approximately RMB191,244, RMB191,244 and RMB191,244 (US$27,340), respectively. The Group’s land with an aggregate carrying amount of 8,271,298 and RMB8,080,054 were pledged to bank to secure the bank loan as of December 31, 2024 and 2025 respectively.

Description of land use right	Jinxi CountyXiaxiao Highway intersection No.206 Guo Road West Yuan Gua Industrial Park
Useful life	50 years from March 5, 2018 to March 4, 2068
Area	108,823.20 square meters
Cost	RMB9,562,194 (including 1% transaction service fee)

The future amortization for the land use right is expected to be as follows:

Estimated amortization expense
For the year ended December 31,	RMB
2026	191,244
2027	191,244
2028	191,244
2029	191,244
Thereafter	7,315,078
Total	8,080,054